Revenue from contracts with customers	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Text Block]
14 Revenue from contracts with customers
The Group receives investment advisory and investment management fees for services provided in its wealth management businesses which are generally reflected in the line item ‘Investment and portfolio management’ in the table “Contracts with customers and disaggregation of revenues”.
As a fund manager, the Group typically receives base management fees and may additionally receive performance-based management fees which are both recognized as ‘Investment and portfolio management’ revenues in the table “Contracts with customers and disaggregation of revenues”.
The Group’s capital markets businesses underwrite and sell securities on behalf of customers and receives underwriting fees.
The Group also offers brokerage services in its investment banking businesses, including global securities sales, trading and execution, prime brokerage and investment research. For the services provided, for example the execution of client trades in securities or derivatives, the Group typically earns a brokerage commission when the trade is executed.
Credit Suisse’s investment banking businesses provide services that include advisory services to clients in connection with corporate finance activities. The term ‘advisory’ includes any type of service the Group provides in an advisory capacity. Revenues recognized from these services are reflected in the line item ‘Other Services’ in the table.
Contracts with customers and disaggregation of revenues
in	2Q19	1Q19	2Q18	6M19	6M18
Contracts with customers (CHF million)
Investment and portfolio management	846	845	896	1,691	1,788
Other securities business	16	12	11	28	23
Underwriting	514	345	513	859	983
Brokerage	732	694	749	1,426	1,559
Other services	375	322	471	697	958
Total revenues from contracts with customers	2,483	2,218	2,640	4,701	5,311
The table above differs from “Note 6 – Commissions and fees” as it includes only those contracts with customers that are in scope of ASC Topic 606 – Revenue from Contracts with Customers.
Contract balances
end of / in	2Q19	1Q19	4Q18
Contract balances (CHF million)
Contract receivables	901	839	791
Contract liabilities	63	58	56
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	10	7	16
The Group’s contract terms are generally such that they do not result in any contract assets.
The Group did not recognize any revenue in the reporting period from performance obligations satisfied in previous periods.
Remaining performance obligations
ASC Topic 606’s practical expedient allows the Group to exclude from its remaining performance obligations disclosure of any performance obligations which are part of a contract with an original expected duration of one year or less. Additionally any variable consideration, for which it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved, is not subject to the remaining performance obligations disclosure because such variable consideration is not included in the transaction price (e.g., investment management fees). The Group determined that no material remaining performance obligations are in scope of the remaining performance obligations disclosure.
> Refer to “Note 14 – Revenue from contracts with customers” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information.

Bank
Revenue from Contract with Customer [Text Block]
13 Revenue from contracts with customers
> Refer to “Note 14 – Revenue from contracts with customers” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 for further information.
Contracts with customers and disaggregation of revenues
in	6M19	6M18
Contracts with customers (CHF million)
Investment and portfolio management	1,612	1,693
Other securities business	46	44
Underwriting	861	983
Brokerage	1,433	1,560
Other services	745	966
Total revenues from contracts with customers	4,697	5,246
The table above differs from “Note 6 – Commissions and fees” as it includes only those contracts with customers that are in scope of ASC Topic 606 – Revenue from Contracts with Customers.
Contract balances
in / end of	2Q19	1Q19	4Q18
Contract balances (CHF million)
Contract receivables	931	858	789
Contract liabilities	63	58	56
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	10	7	16
The Bank’s contract terms are generally such that they do not result in any contract assets.
The Bank did not recognize any revenues in the reporting period from performance obligations satisfied in previous periods.
Remaining performance obligations
ASC Topic 606’s practical expedient allows the Bank to exclude from its remaining performance obligations disclosure of any performance obligations which are part of a contract with an original expected duration of one year or less. Additionally any variable consideration, for which it is probable that a significant reversal in the amount of cumulative revenue recognized will occur when the uncertainty associated with the variable consideration is subsequently resolved, is not subject to the remaining performance obligations disclosure because such variable consideration is not included in the transaction price (e.g., investment management fees). The Bank determined that no material remaining performance obligations are in scope of the remaining performance obligations disclosure.
> Refer to “Note 13 – Revenue from contracts with customers” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2018 for further information.